HOF 2025-RRTL2 DEPOSITOR LLC ABS-15G

Exhibit 99.1 - Schedule 2

Exception Grades
Run Date - 8/15/2025 3:20:18 PM
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
223856969	(redacted)			34167502			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Provided guarantor agreement designates a business entity has a guarantor. Lender guidelines require a personal guarantor to be provided. Provide a copy of guaranty agreement for (redacted).	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledges and waives with compensating factors. Seller Comment (2025-08-11): Personal Guaranty not required by guidelines, (redacted) waived due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	D	B	D	B	D	B	D	B	D	B		(redacted)	Investment	Purchase		D	B	D	B			A	A		N/A	No
223856969	(redacted)			34167478			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of ___ is less than Cash From Borrower ___.	Subject transaction does not meet the calculated cash due from borrower at closing. There are no assets provided in file. All assets must be verified with either the most recent two months bank statements or an asset verification report covering 60 days.	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledges and waives with compensating factors. Seller Comment (2025-08-11): (redacted) waived the asset requirement due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	C	B	C	B	C	B	C	B	C	B		(redacted)	Investment	Purchase		D	B	D	B			A	A		N/A	No
223856969	(redacted)			34172140			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Missing required document which designated (redacted) as a valid authorized signor.				Reviewer Comment (2025-08-12): received Seller Comment (2025-08-11): Attached	08/12/2025			1	C	A	C	A	C	A	C	A	C	A		(redacted)	Investment	Purchase		D	B	D	B			A	A		N/A	No
223856969	(redacted)			34167513			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (LTC) of ___ exceeds the maximum allowed per guidelines. Guideline Loan to Cost (LTC) ___.	Lender guidelines require a maximum LTC of 70% based on the borrower's lack of experience and expected rehab on the property. The subject transaction does not meet this requirement. The approval in file verifies the transaction was originated with an LTC that exceeds lender guidelines.	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledges and waives with compensating factors. Seller Comment (2025-08-11): (redacted) waived due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	C	B	C	B	C	B	C	B	C	B		(redacted)	Investment	Purchase		D	B	D	B			A	A		N/A	No
223856969	(redacted)			34167514			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	Lender guidelines require at least six months PITIA for properties with no expected rehab. There are no assets provided in file. All assets must be verified with either the most recent two months bank statements or an asset verification report covering 60 days.	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledges and waives with compensating factors. Seller Comment (2025-08-11): (redacted) waived the asset requirement due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	C	B	C	B	C	B	C	B	C	B		(redacted)	Investment	Purchase		D	B	D	B			A	A		N/A	No
223856970	(redacted)			34167179			Credit	Credit	Transaction Error	Credit	Transaction Error: Total Cash-out on a purchase transaction.	Borrower is receiving total cash-out of ___ on a purchase transaction.	As per Final HUD-1, the borrower is receiving cash out at closing on a purchase transaction.	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledges and waives with compensating factors. Seller Comment (2025-08-11): The reason the borrower appears to be receiving "Cash out" is due to their business model. They buy properties from homeowners quick and at a discount. They then work with the original homeowner to sell at market price. On the HUD they receive their commission and a listing cost credit for when they sell. (redacted) waived this condition given their business model			08/12/2025	2	C	B	C	B	C	B	C	B	C	B		(redacted)	Investment	Purchase		D	B	D	B			A	A		N/A	No
223856970	(redacted)			34167209			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Provided guarantor agreement designates a business entity has a guarantor. Lender guidelines require a personal guarantor to be provided. Provide a copy of guaranty agreement for (redacted).	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledges and waives with compensating factors. Seller Comment (2025-08-11): Personal Guaranty not required by guidelines, (redacted) waived due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	D	B	D	B	D	B	D	B	D	B		(redacted)	Investment	Purchase		D	B	D	B			A	A		N/A	No
223856970	(redacted)			34167217			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (LTC) of ___ exceeds the maximum allowed per guidelines. Guideline Loan to Cost (LTC) ___.	Lender guidelines require a maximum LTC of 70% based on the borrower's lack of experience and expected rehab on the property. The subject transaction does not meet this requirement. The approval in file verifies the transaction was originated with an LTC that exceeds lender guidelines.	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledges and waives with compensating factors. Seller Comment (2025-08-11): (redacted) waived due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	C	B	C	B	C	B	C	B	C	B		(redacted)	Investment	Purchase		D	B	D	B			A	A		N/A	No
223856970	(redacted)			34167218			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	Lender guidelines require at least six months PITIA for properties with no expected rehab. There are no assets provided in file. All assets must be verified with either the most recent two months bank statements or an asset verification report covering 60 days.	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledges and waives with compensating factors. Seller Comment (2025-08-11): (redacted) waived the asset requirement due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	C	B	C	B	C	B	C	B	C	B		(redacted)	Investment	Purchase		D	B	D	B			A	A		N/A	No
223856970	(redacted)			34171198			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Missing required document which designated (redacted) as a valid authorized signor.				Reviewer Comment (2025-08-12): received Seller Comment (2025-08-11): Attached	08/12/2025			1	C	A	C	A	C	A	C	A	C	A		(redacted)	Investment	Purchase		D	B	D	B			A	A		N/A	No
223856977	(redacted)			34172387			Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Provided HUD-1 was not marked as final or signed by the borrower. The borrower's final HUD-1 is required.				Reviewer Comment (2025-08-12): received Seller Comment (2025-08-11): Attached	08/12/2025			1	D	A	D	A	D	A	D	A	D	A		(redacted)	Investment	Purchase		D	B	D	B			A	A		N/A	No
223856977	(redacted)			34172343			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Missing required document which designated (redacted) as a valid authorized signor.				Reviewer Comment (2025-08-12): received Seller Comment (2025-08-11): Attached	08/12/2025			1	C	A	C	A	C	A	C	A	C	A		(redacted)	Investment	Purchase		D	B	D	B			A	A		N/A	No
223856977	(redacted)			34167864			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Provided guarantor agreement designates a business entity has a guarantor. Lender guidelines require a personal guarantor to be provided. Provide a copy of guaranty agreement for (redacted).	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledges and waives with compensating factors. Seller Comment (2025-08-11): Personal Guaranty not required by guidelines, (redacted) waived due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	D	B	D	B	D	B	D	B	D	B		(redacted)	Investment	Purchase		D	B	D	B			A	A		N/A	No
223856977	(redacted)			34167861			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	Lender guidelines require at least six months PITIA for properties with no expected rehab. There are no assets provided in file. All assets must be verified with either the most recent two months bank statements or an asset verification report covering 60 days.	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledges and waives with compensating factors. Seller Comment (2025-08-11): (redacted) waived the asset requirement due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	C	B	C	B	C	B	C	B	C	B		(redacted)	Investment	Purchase		D	B	D	B			A	A		N/A	No
223856977	(redacted)			34167860			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Original As-Is LTV exceeds the maximum allowed per guidelines.	Calculated Original As-Is LTV of ___ exceeds the maximum allowed per guidelines. Guideline Original As-Is LTV ___.	Lender guidelines require a maximum As-Is LTV of 70% based on the borrower's lack of experience and expected rehab on the property. The subject transaction does not meet this requirement with the as-is value of $(redacted). The approval in file verifies the transaction was originated with an LTV that exceeds lender guidelines.	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledges and waives with compensating factors. Seller Comment (2025-08-11): (redacted) waived due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	C	B	C	B	C	B	C	B	C	B		(redacted)	Investment	Purchase		D	B	D	B			A	A		N/A	No
223856977	(redacted)			34167839			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of ___ is less than Cash From Borrower ___.	Subject transaction does not meet the calculated cash due from borrower at closing. There are no assets provided in file. All assets must be verified with either the most recent two months bank statements or an asset verification report covering 60 days.	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledges and waives with compensating factors. Seller Comment (2025-08-11): (redacted) waived the asset requirement due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	C	B	C	B	C	B	C	B	C	B		(redacted)	Investment	Purchase		D	B	D	B			A	A		N/A	No
223857249	(redacted)			34167407			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Provided guarantor agreement designates a business entity has a guarantor. Lender guidelines require a personal guarantor to be provided. Provide a copy of guaranty agreement for (redacted).	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledges and waives with compensating factors. Seller Comment (2025-08-11): Personal Guaranty not required by guidelines, (redacted) waived due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	D	B	D	B	D	B	D	B	D	B		(redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
223857249	(redacted)			34167759			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (LTC) of ___ exceeds the maximum allowed per guidelines. Guideline Loan to Cost (LTC) ___.	Lender guidelines require a maximum LTC of 70% based on the borrower's lack of experience and expected rehab on the property. The subject transaction does not meet this requirement. The approval in file verifies the transaction was originated with an LTC that exceeds lender guidelines.	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledges and waives with compensating factors. Seller Comment (2025-08-11): (redacted) waived due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	C	B	C	B	C	B	C	B	C	B		(redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
223857249	(redacted)			34167760			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Original As-Is LTV exceeds the maximum allowed per guidelines.	Calculated Original As-Is LTV of ___ exceeds the maximum allowed per guidelines. Guideline Original As-Is LTV ___.	Lender guidelines require a maximum As-Is LTV of 70% based on the borrower's lack of experience and expected rehab on the property. The subject transaction does not meet this requirement with the as-is value of $(redacted). The approval in file verifies the transaction was originated with an LTV that exceeds lender guidelines.	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledges and waives with compensating factors. Seller Comment (2025-08-11): (redacted) waived due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	C	B	C	B	C	B	C	B	C	B		(redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
223857249	(redacted)			34167761			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	Lender guidelines require at least six months PITIA for properties with no expected rehab. There are no assets provided in file. All assets must be verified with either the most recent two months bank statements or an asset verification report covering 60 days.	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledges and waives with compensating factors. Seller Comment (2025-08-11): (redacted) waived the asset requirement due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	C	B	C	B	C	B	C	B	C	B		(redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
223857249	(redacted)			34170943			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Missing required document which designated (redacted) as a valid authorized signor.				Reviewer Comment (2025-08-12): received Seller Comment (2025-08-11): Attached	08/12/2025			1	C	A	C	A	C	A	C	A	C	A		(redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
223857250	(redacted)			34167649			Credit	Guideline	General	Guideline	Contractor/Borrower has no experience in rehab properties.		Experience is not required as per guidelines. Guideline require experience to be documented with either HUD's or the lender's own track record. Neither document was provided in file.	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledges and waives with compensating factors. Seller Comment (2025-08-11): Guidelines do not require a borrower to have experience, waived both HUD's or lender's own track record due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	C	B	C	B	C	B	C	B	C	B		(redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
223857250	(redacted)			34167664			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Provided guarantor agreement designates a business entity has a guarantor. Lender guidelines require a personal guarantor to be provided. Provide a copy of guaranty agreement for (redacted).	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledges and waives with compensating factors. Seller Comment (2025-08-11): Personal Guaranty not required by guidelines, (redacted) waived due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	D	B	D	B	D	B	D	B	D	B		(redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
223857250	(redacted)			34167672			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (LTC) of ___ exceeds the maximum allowed per guidelines. Guideline Loan to Cost (LTC) ___.		The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledges and waives with compensating factors. Seller Comment (2025-08-11): (redacted) waived due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	C	B	C	B	C	B	C	B	C	B		(redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
223857250	(redacted)			34167673			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Original As-Is LTV exceeds the maximum allowed per guidelines.	Calculated Original As-Is LTV of ___ exceeds the maximum allowed per guidelines. Guideline Original As-Is LTV ___.		The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledges and waives with compensating factors. Seller Comment (2025-08-11): (redacted) waived due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	C	B	C	B	C	B	C	B	C	B		(redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
223857250	(redacted)			34167674			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.		The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledges and waives with compensating factors. Seller Comment (2025-08-11): (redacted) waived the asset requirement due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	C	B	C	B	C	B	C	B	C	B		(redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
223857251	(redacted)			34167744			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.		The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledges and waives with compensating factors. Seller Comment (2025-08-11): (redacted) waived the asset requirement due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	C	B	C	B	C	B	C	B	C	B		(redacted)	Investment	Purchase		D	B	D	B			A	A		N/A	No
223857251	(redacted)			34167743			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (LTC) of ___ exceeds the maximum allowed per guidelines. Guideline Loan to Cost (LTC) ___.		The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledges and waives with compensating factors. Seller Comment (2025-08-11): (redacted) waived due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	C	B	C	B	C	B	C	B	C	B		(redacted)	Investment	Purchase		D	B	D	B			A	A		N/A	No
223857251	(redacted)			34167460			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of ___ is less than Cash From Borrower ___.		The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledges and waives with compensating factors. Seller Comment (2025-08-11): (redacted) waived the asset requirement due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	C	B	C	B	C	B	C	B	C	B		(redacted)	Investment	Purchase		D	B	D	B			A	A		N/A	No
223857251	(redacted)			34167475			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Provided guarantor agreement designates a business entity has a guarantor. Lender guidelines require a personal guarantor to be provided. Provide a copy of guaranty agreement for (redacted).	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledges and waives with compensating factors. Seller Comment (2025-08-11): Personal Guaranty not required by guidelines, (redacted) waived due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	D	B	D	B	D	B	D	B	D	B		(redacted)	Investment	Purchase		D	B	D	B			A	A		N/A	No
223857252	(redacted)			34168193			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.						Reviewer Comment (2025-08-12): provided Seller Comment (2025-08-11): Plaid report attached, account (redacted) has $(redacted)	08/12/2025			1	C	A	C	A	C	A	C	A	C	A		(redacted)	Investment	Purchase		C	B	C	B			A	A		N/A	No
223857252	(redacted)			34168212			Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.		The file contains a 401k account, which was assigned 50% usability as a tax-advantaged account. Please provide additional assets sufficient to cover the required reserves of 6 month PITI + 10% of rehab budget ($(redacted)).				Reviewer Comment (2025-08-12): provided Seller Comment (2025-08-11): Plaid report attached, account (redacted) has $(redacted)	08/12/2025			1	C	A	C	A	C	A	C	A	C	A		(redacted)	Investment	Purchase		C	B	C	B			A	A		N/A	No
223857252	(redacted)			34168213			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	After Repair Value % (ARV) exceeds the maximum allowed per guidelines.	Calculated After Repair Value % (ARV) of ___ exceeds the maximum allowed per guidelines. Guideline After Repair Value % (ARV) ___.		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledges and waives with compensating factors. Seller Comment (2025-08-11): Attached Seller Comment (2025-08-11): (redacted) shows ARV at (redacted)% ((redacted)). (redacted) waived due to the following factors - Assets show $(redacted) (Plaid Report attached), minus the (redacted) due at borrowing, equal to (redacted), over 16 months of monthly payments.			08/12/2025	2	C	B	C	B	C	B	C	B	C	B		(redacted)	Investment	Purchase		C	B	C	B			A	A		N/A	No
223857254	(redacted)			34164575			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided						Reviewer Comment (2025-08-12): received Seller Comment (2025-08-11): Attached	08/12/2025			1	C	A	C	A	C	A	C	A	C	A		(redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
223857254	(redacted)			34164578			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Provided guarantor agreement only assigns a business as guarantor. Please provide one that assigns the individual in file.	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledged and waives with compensating factors. Seller Comment (2025-08-11): Personal Guaranty not required by guidelines, (redacted) waived due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	D	B	D	B	D	B	D	B	D	B		(redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
223857254	(redacted)			34164589			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Loan to Cost (LTC) exceeds the maximum allowed per guidelines.	Calculated Loan to Cost (LTC) of ___ exceeds the maximum allowed per guidelines. Guideline Loan to Cost (LTC) ___.	Lender guidelines require a maximum LTC of 70% based on the borrower's lack of experience and expected rehab on the property. The subject transaction does not meet this requirement. Approval in file verifies the loan was originated with an LTC that exceeds lender guidelines.	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledged and waives with compensating factors. Seller Comment (2025-08-11): (redacted) waived due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	C	B	C	B	C	B	C	B	C	B		(redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
223857254	(redacted)			34164590			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Original As-Is LTV exceeds the maximum allowed per guidelines.	Calculated Original As-Is LTV of ___ exceeds the maximum allowed per guidelines. Guideline Original As-Is LTV ___.	Lender guidelines require a maximum As-Is LTV of 70% based on the borrower's lack of experience and expected rehab on the property. The subject transaction does not meet this requirement with the as-is LTV of $(redacted). Provided Approval in file verifies the loan was originated with an LTV that exceeds lender guidelines.	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledged and waives with compensating factors. Seller Comment (2025-08-11): (redacted) waived due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	C	B	C	B	C	B	C	B	C	B		(redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
223857254	(redacted)			34164591			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	Lender guidelines require at least six months PITIA for properties with no expected rehab. There are no assets provided in file. All assets must be verified with either the most recent two months bank statements or an asset verification report covering 60 days.	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledged and waives with compensating factors. Seller Comment (2025-08-11): (redacted) waived the asset requirement due to the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	C	B	C	B	C	B	C	B	C	B		(redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
223857254	(redacted)			34164727			Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.	Hazard Insurance Policy Expiration Date ___, Note Date ___	Please provide Hazard Insurance policy for the policy term 2025 to 2026.	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledged and waives with compensating factors. Seller Comment (2025-08-11): Due to borrower's business model, home will be sold within insurance window. They buy properties from homeowners quick and at a discount. They then work with the original homeowner to sell at market price. (redacted) waived this condition given their business model, as well as the following compensating factors: 1. (redacted) FICO score and 2. this borrower has paid off 192 loans for $(redacted) that (redacted) originated for them			08/12/2025	2	B	B	B	B	B	B	B	B	B	B		(redacted)	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No
223857255	(redacted)			34168291			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		The file contains a bank statement (#(redacted)) with a balance of $(redacted), which is sufficient to cover the "Cash from Borrower at Closing". However, the account name is (redacted), and proof of the guarantor's right to access the business account has not been provided. Please provide ownership documentation for (redacted).				Reviewer Comment (2025-08-12): received Seller Comment (2025-08-11): Document attached shows (redacted) as the managing member of (redacted). The managing member of (redacted) is (redacted), the borrower. Seller Comment (2025-08-11): Attached	08/12/2025			1	C	A	C	A	C	A	C	A	C	A		(redacted)	Investment	Purchase		C	A	C	A			A	A		N/A	No
223857255	(redacted)			34169508			Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.		The file contains a bank statement (#(redacted)) with a balance of $(redacted), which is sufficient to cover the "Cash from Borrower at Closing". However, the account name is (redacted), and proof of the guarantor's right to access the business account has not been provided. Please provide ownership documentation for (redacted).				Reviewer Comment (2025-08-12): received Seller Comment (2025-08-11): Attached Seller Comment (2025-08-11): Document attached shows (redacted) as the managing member of (redacted). The managing member of (redacted) is (redacted), the borrower.	08/12/2025			1	C	A	C	A	C	A	C	A	C	A		(redacted)	Investment	Purchase		C	A	C	A			A	A		N/A	No
223857258	(redacted)			34172402			Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.		Lender guidelines require at least six months PITIA + 10% of rehab budget (PITIA = $(redacted) = $(redacted) +10% rehab of $(redacted) = $(redacted) in required reserves. There are no assets provided in file. All assets must be verified with either the most recent two months bank statements or an asset verification report covering 60 days.				Reviewer Comment (2025-08-12): received Seller Comment (2025-08-11): Attached	08/12/2025			1	C	A	C	A	C	A	C	A	C	A		(redacted)	Investment	Purchase		C	A	C	A			A	A		N/A	No
223857258	(redacted)			34172337			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		There are no assets provided in file. Please provide assets sufficient to cover the "Cash from Borrower" ($(redacted).) All assets must be verified with either the most recent two months bank statements or an asset verification report covering 60 days.				Reviewer Comment (2025-08-12): received Seller Comment (2025-08-11): Attached	08/12/2025			1	C	A	C	A	C	A	C	A	C	A		(redacted)	Investment	Purchase		C	A	C	A			A	A		N/A	No
223915838	(redacted)	(redacted)		34197111			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Missing required document for (redacted). Provided operating agreement does not designate a manager and due to the complex business structure, it cannot be determine if all individuals with ownership have signed the Note.				Reviewer Comment (2025-08-12): OA received for both guarantor entities Buyer Comment (2025-08-12): Additional business docs	08/12/2025			1	C	A	C	A	C	A	C	A	C	A		(redacted)	Investment	Purchase		C	A	C	A			A	A		N/A	No
223915838	(redacted)	(redacted)		34197112			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender guidelines require guarantors to hold majority ownership or be the managing member of the business entity. The borrowing entity has a complex business structure and due to the missing operating agreements for (redacted) and (redacted), it cannot be determined that inviduals with majority ownership or managing power within the companies are the guarantors.				Reviewer Comment (2025-08-12): OA received for both guarantor entities Buyer Comment (2025-08-12): Operation agreements for additional business docs	08/12/2025			1	C	A	C	A	C	A	C	A	C	A		(redacted)	Investment	Purchase		C	A	C	A			A	A		N/A	No
223915841	(redacted)	(redacted)		34197119			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided						Reviewer Comment (2025-08-12): received Buyer Comment (2025-08-12): Insurance	08/12/2025			1	C	A	C	A	C	A	C	A	C	A		(redacted)	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
223915842	(redacted)	(redacted)		34197121			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard policy coverage of $(redacted) is less than both the loan amount $(redacted) and the as-is value $(redacted). Provide coverage that meets (redacted) guidelines that is equal to or greater than either loan amount or as-is value.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Cost (LTC) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-08-12): Lender acknowledges and waives with compensating factors. Buyer Comment (2025-08-11): Please consider waiving with mitigating factors.			08/12/2025	2	C	B	C	B	C	B	C	B	C	B		(redacted)	Investment	Purchase		C	B	C	B			A	A		N/A	No
223915843	(redacted)	(redacted)		34197124			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided		Missing required document for (redacted).				Reviewer Comment (2025-08-12): Received Buyer Comment (2025-08-11): Formation documents for subject entity uploaded.	08/12/2025			1	C	A	C	A	C	A	C	A	C	A			Investment	Purchase		C	A	C	A			A	A		N/A	No
223915845	(redacted)	(redacted)		34197128			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided						Reviewer Comment (2025-08-12): Received Buyer Comment (2025-08-12): Insurance	08/12/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
223915846	(redacted)	(redacted)		34197130			Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided		Provided background check does not have the OFAC check as required for (redacted) .				Reviewer Comment (2025-08-12): Received Buyer Comment (2025-08-11): Background Check for subject guarantor uploaded.	08/12/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Purchase		C	A	C	A			A	A		N/A	No
223915846	(redacted)	(redacted)		34197131			Credit	Business Purpose	General	Business Purpose	Background check is missing.	-	Provided background check for the guarantor does not include the criminal record check as required.				Reviewer Comment (2025-08-12): Received Buyer Comment (2025-08-12): Background check for both Guarantors Buyer Comment (2025-08-11): Background Check for subject guarantor uploaded.	08/12/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Purchase		C	A	C	A			A	A		N/A	No
223915847	(redacted)	(redacted)		34197132			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2025-08-12): Received Final	08/12/2025			1	A	A	A	A	A	A	A	A	A	A		OH	Investment	Purchase		B	A	B	A			A	A		N/A	No
223915847	(redacted)	(redacted)		34197133			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Title coverage is less than the loan amount. Provide a current copy of the preliminary, commitment, or final title.				Reviewer Comment (2025-08-12): Recevied Final Buyer Comment (2025-08-12): Final title policy	08/12/2025			1	B	A	B	A	B	A	B	A	B	A		OH	Investment	Purchase		B	A	B	A			A	A		N/A	No
223915848	(redacted)	(redacted)		34197135			Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	-	The provided credit report is dated (redacted), which is 213 days from the note date of (redacted). Please provide a credit report within 120 days of closing.				Reviewer Comment (2025-08-12): Received Buyer Comment (2025-08-11): Applicable Credit Report at time of loan closing uploaded.	08/12/2025			1	C	A	C	A	C	A	C	A	C	A		DE	Investment	Purchase		C	A	C	A			A	A		N/A	No
223915851	(redacted)	(redacted)		34197141			Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	-	Please provide a copy of the background check with the OFAC search for (redacted) as he is the guarantor on the loan.				Reviewer Comment (2025-08-12): Received Buyer Comment (2025-08-11): Background Check for subject guarantor uploaded.	08/12/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Purchase		C	B	C	B			A	A		N/A	No
223915851	(redacted)	(redacted)		34197142			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard policy coverage of $(redacted) is less than both the loan amount $(redacted) and the as-is value $(redacted). Provide coverage that meets (redacted) guidelines that is equal to or greater than either loan amount or as-is value.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Cost (LTC) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-08-12): Lender requests to waive with compensating factors to an EV2/grade B Buyer Comment (2025-08-11): Please consider waiving with mitigating factors.			08/12/2025	2	C	B	C	B	C	B	C	B	C	B		TX	Investment	Purchase		C	B	C	B			A	A		N/A	No
223915855	(redacted)	(redacted)		34197149			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD not provided		Provided closing statement was not signed or stamped as final.				Reviewer Comment (2025-08-12): Received Buyer Comment (2025-08-12): Signed HUD	08/12/2025			1	C	A	C	A	C	A	C	A	C	A			Investment	Purchase		C	A	C	A			A	A		N/A	No